CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.9%
Anterix Inc.	30,000	$999,600	*

Entertainment - 0.8%
Vivid Seats Inc., Class A Shares	151,900	960,008	*

Media - 2.2%
Gambling.com Group Ltd.	150,700	1,469,325	*
Gray Television Inc.	125,450	1,124,032

Total Media		2,593,357

TOTAL COMMUNICATION SERVICES		4,552,965

CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.1%
Visteon Corp.	10,500	1,311,450	*

Broadline Retail - 0.7%
Macy’s Inc.	42,050	846,046

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands Inc.	45,100	1,269,565
Everi Holdings Inc.	123,200	1,388,464	*

Total Hotels, Restaurants & Leisure		2,658,029

Household Durables - 2.8%
Century Communities Inc.	19,220	1,751,711
Meritage Homes Corp.	8,900	1,550,380

Total Household Durables		3,302,091

Specialty Retail - 3.5%
Academy Sports & Outdoors Inc.	16,300	1,075,800
Group 1 Automotive Inc.	4,000	1,218,960
Murphy USA Inc.	4,840	1,725,750

Total Specialty Retail		4,020,510

Textiles, Apparel & Luxury Goods - 1.0%
Oxford Industries Inc.	11,700	1,170,000

TOTAL CONSUMER DISCRETIONARY		13,308,126

CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Utz Brands Inc.	68,400	1,110,816

ENERGY - 9.5%
Energy Equipment & Services - 3.0%
Atlas Energy Solutions Inc.	55,700	959,154
Helmerich & Payne Inc.	33,970	1,230,393
Valaris Ltd.	19,800	1,357,686	*

Total Energy Equipment & Services		3,547,233

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2023 Quarterly Report	1

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.5%
CNX Resources Corp.	64,160	$1,283,200	*
Green Plains Inc.	47,500	1,197,950	*
HF Sinclair Corp.	28,800	1,600,416
Magnolia Oil & Gas Corp., Class A Shares	79,700	1,696,813
Matador Resources Co.	30,740	1,747,877

Total Oil, Gas & Consumable Fuels		7,526,256

TOTAL ENERGY		11,073,489

FINANCIALS - 28.1%
Banks - 16.9%
Bank OZK	48,930	2,438,182
Cadence Bank	52,150	1,543,118
First Horizon Corp.	89,800	1,271,568
Home BancShares Inc.	78,100	1,978,273
Independent Bank Corp.	25,400	1,671,574
National Bank Holdings Corp., Class A Shares	45,700	1,699,583
S&T Bancorp Inc.	42,100	1,406,982
Third Coast Bancshares Inc.	50,300	999,461	*
TriCo Bancshares	33,960	1,459,261
Veritex Holdings Inc.	31,100	723,697
WaFd Inc.	54,110	1,783,466
Western Alliance Bancorp	22,312	1,467,906
Wintrust Financial Corp.	12,800	1,187,200

Total Banks		19,630,271

Consumer Finance - 3.7%
Encore Capital Group Inc.	32,990	1,674,242	*
OneMain Holdings Inc.	28,000	1,377,600
PROG Holdings Inc.	40,480	1,251,237	*

Total Consumer Finance		4,303,079

Financial Services - 3.5%
Essent Group Ltd.	29,700	1,566,378
Euronet Worldwide Inc.	17,100	1,735,479	*
NCR Atleos Corp.	32,955	800,477	*

Total Financial Services		4,102,334

Insurance - 2.7%
Assured Guaranty Ltd.	22,110	1,654,491
Unum Group	33,970	1,536,124

Total Insurance		3,190,615

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Redwood Trust Inc.	208,200	1,542,762

TOTAL FINANCIALS		32,769,061

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Value Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
HEALTH CARE - 4.2%
Health Care Equipment & Supplies - 1.9%
Lantheus Holdings Inc.	18,500	$1,147,000	*
QuidelOrtho Corp.	14,600	1,076,020	*

Total Health Care Equipment & Supplies		2,223,020

Health Care Providers & Services - 1.0%
AMN Healthcare Services Inc.	14,900	1,115,712	*

Pharmaceuticals - 1.3%
Prestige Consumer Healthcare Inc.	25,500	1,561,110	*

TOTAL HEALTH CARE		4,899,842

INDUSTRIALS - 16.0%
Air Freight & Logistics - 0.9%
Forward Air Corp.	16,800	1,056,216

Building Products - 2.1%
Janus International Group Inc.	110,900	1,447,245	*
Tecnoglass Inc.	22,900	1,046,759

Total Building Products		2,494,004

Construction & Engineering - 1.3%
Primoris Services Corp.	47,230	1,568,508

Electrical Equipment - 1.0%
EnerSys	11,850	1,196,376

Ground Transportation - 1.3%
Marten Transport Ltd.	70,265	1,474,160

Machinery - 4.2%
Hillman Solutions Corp.	200,980	1,851,026	*
Terex Corp.	29,000	1,666,340
Wabash National Corp.	52,130	1,335,570

Total Machinery		4,852,936

Passenger Airlines - 1.0%
Alaska Air Group Inc.	29,700	1,160,379	*

Professional Services - 1.9%
Korn Ferry	18,800	1,115,780
Sterling Check Corp.	76,300	1,062,096	*

Total Professional Services		2,177,876

Trading Companies & Distributors - 2.3%
Custom Truck One Source Inc.	191,030	1,180,566	*
Rush Enterprises Inc., Class A Shares	30,457	1,531,987

Total Trading Companies & Distributors		2,712,553

TOTAL INDUSTRIALS		18,693,008

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2023 Quarterly Report	3

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 6.2%
Electronic Equipment, Instruments & Components - 1.4%
Itron Inc.	22,000	$1,661,220	*

Semiconductors & Semiconductor Equipment - 2.6%
Photronics Inc.	47,300	1,483,801	*
SMART Global Holdings Inc.	77,580	1,468,589	*

Total Semiconductors & Semiconductor Equipment		2,952,390

Software - 2.2%
CommVault Systems Inc.	18,110	1,446,084	*
NCR Voyix Corp.	65,910	1,114,538	*

Total Software		2,560,622

TOTAL INFORMATION TECHNOLOGY		7,174,232

MATERIALS - 4.6%
Chemicals - 1.8%
Olin Corp.	38,550	2,079,773

Construction Materials - 1.6%
Eagle Materials Inc.	9,400	1,906,696

Metals & Mining - 1.2%
Commercial Metals Co.	27,580	1,380,103

TOTAL MATERIALS		5,366,572

REAL ESTATE - 10.4%
Diversified REITs - 1.2%
Alexander & Baldwin Inc.	75,700	1,439,814

Health Care REITs - 1.3%
National Health Investors Inc.	27,610	1,542,018

Hotel & Resort REITs - 1.7%
RLJ Lodging Trust	167,150	1,958,998

Industrial REITs - 1.4%
LXP Industrial Trust	162,400	1,611,008

Office REITs - 1.4%
COPT Defense Properties	63,100	1,617,253

Retail REITs - 2.0%
Kite Realty Group Trust	103,910	2,375,383

Specialized REITs - 1.4%
PotlatchDeltic Corp.	32,800	1,610,480

TOTAL REAL ESTATE		12,154,954

UTILITIES - 3.8%
Electric Utilities - 1.2%
Portland General Electric Co.	33,580	1,455,357

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Value Fund 2023 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY		SHARES	VALUE
Gas Utilities - 1.2%
ONE Gas Inc.		21,100	$1,344,492

Multi-Utilities - 1.4%
Northwestern Energy Group Inc.		31,400	1,597,946

TOTAL UTILITIES			4,397,795

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $93,247,627)			115,500,860

	RATE
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.197%	603,333	603,333	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.279%	603,333	603,333	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,206,666)			1,206,666

TOTAL INVESTMENTS - 100.1% (Cost - $94,454,293)			116,707,526
Liabilities in Excess of Other Assets - (0.1)%			(127,951)

TOTAL NET ASSETS - 100.0%			$116,579,575

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2023, the total market value of investments in Affiliated Companies was $603,333 and the cost was $603,333 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6	ClearBridge Small Cap Value Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Small Cap Value Fund 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$115,500,860	—	—	$115,500,860
Short-Term Investments†	1,206,666	—	—	1,206,666

Total Investments	$116,707,526	—	—	$116,707,526

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2023. The following transactions were effected in such company for the period ended December 31, 2023.

	Affiliate Value at September 30, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$572,380	$2,809,917	2,809,917	$2,778,964	2,778,964	—	$9,556	—	$603,333

8	ClearBridge Small Cap Value Fund 2023 Quarterly Report